As filed with the Securities and Exchange Commission on October 13, 2023
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 7 (File No. 333-237302)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 203 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on October 16, 2023 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post - Effective Amendment No.7 is to supplement prospectus for RiverSource RAVA 5 Access variable annuity (offered for contract applications signed on or after June 22, 2020).

PART A.
Prospectus for RiverSource RAVA 5 Access Variable Annuity (offered for contract applications signed on or after June 22, 2020) dated May 1, 2023 filed electronically with Post-Effective Amendment No.5 is incorporated by reference to this Post-Effective Amendment No.7.

Supplement dated October 16, 2023 to the Statutory Prospectus and Initial Summary Prospectus each dated May 1, 2023
Prospectus Form #
Product Name
RiverSource® RAVA Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104 (05/23)/ ISP9104(05/23)
 This Supplement updates certain information in the most recent Statutory Prospectus and Initial Summary Prospectus (together, the “Prospectus”). This Supplement must be preceded or accompanied by the Prospectus for your Contract.  You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
I.  For contracts with application dates on or after 10/16/2023, the current annual fee for the Enhanced Legacy Benefit rider will change from 0.95% to 1.00% and all references in the Prospectus to the current annual fee for the Enhanced Legacy Benefit will change to 1.00%.
For application dates before 10/16/2023, this does not change your current rider fee. The maximum annual fee percentage is not changing.
Please see “Fee Table and Examples — Optional Benefit Expenses – Optional Death Benefits”, “Optional Benefit Charges – Enhanced Legacy Benefit Charge”, “Benefits Available Under the Contract”, and “Additional Information About Fees” sections of the Prospectus for more information.
II. The “Important Information You Should Consider About the Contract” table is revised, and Ongoing Fees and Expenses disclosure in the Prospectus is replaced with the following:
1

STATUTORY PROSPECTUS
FEES AND EXPENSES	Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.38%	1.84%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account.
Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The
Minimum is a percentage of average daily Contract value in the Variable
Account. The Maximum is a percentage of the greater of Contract value or guaranteed death benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,567
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

2

INITIAL SUMMARY PROSPECTUS
	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.50%	1.75%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account.
Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The
Minimum is a percentage of average daily Contract value in the Variable
Account. The Maximum is a percentage of the greater of Contract value or guaranteed death benefit amount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,329	Highest Annual Cost: $2,567
Assumes:Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

3

III. For contracts with application dates on or after 10/16/2023, Benefit Protector Death Benefit earnings multiplier is increased from 15% to 25%.
The table in the Statutory Prospectus under “Benefits Available Under the Contract” describing the Benefit Protector Death Benefit is revised and replaced with the following:
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Optional Benefits
Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Available with the Standard
ROPP Death Benefit, MAV or
5-year MAV
•For application dates on or
after 10/16/2023, for
contract owners age 70 and
older at issue, the benefit
decreases from 40% to 25%
of earnings
•For application dates prior to
10/16/2023, for contract
owners age 70 and older at
issue, the benefit decreases
from 40% to 15% of
earnings
•Annuitizing the Contract
terminates the benefit

The table in the Initial Summary Prospectus under “Benefits Available Under the Contract” describing the Benefit Protector Death Benefit is revised and replaced with the following:
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Optional Benefits
Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Available with the Standard
ROPP Death Benefit, MAV or
5-year MAV
•For contract owners age 70
and older at issue, the
benefit decreases from 40%
to 25% of earnings
•Annuitizing the Contract
terminates the benefit

In the “Optional Benefits – Optional Death Benefits – Benefit Protector Death Benefit” section in the Statutory Prospectus, the fourth paragraph is replaced with the following:
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
For contracts with application dates on or after 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or
4

•
25% of your earnings at death if you were age 70 or older on the rider effective date.
For contracts with application dates prior to 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or
•
15% of your earnings at death if you were age 70 or older on the rider effective date.
IV. For contracts with application dates on or after 10/16/2023, the funds available under the Enhanced Legacy Benefit will include certain Portfolio Navigator funds and the paragraph “Funds Available Under the Enhanced Legacy Benefit” in the “Appendix A: Funds Available Under the Contract” is replaced with the following:
Funds Available Under the Enhanced Legacy Benefit
For contracts issued with the Enhanced Legacy Benefit, you are required to invest your contract value in the Portfolio Stabilizer and certain Portfolio Navigator funds* listed below:
The Portfolio Stabilizer funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds* currently available are:
1. Variable Portfolio – Conservative Portfolio (Class 2)
2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3. Variable Portfolio – Moderate Portfolio (Class 2)
4. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
* Available for application dates on or after 10/16/2023.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9104-0003 (10/23)
5

PART B.
The combined Statement of Additional Information and Financial Statement for RiverSource Variable Account 10 dated May 1, 2023 (as amended Sept. 29, 2023) filed electronically as Part B to Post-Effective Amendment No. 20 to Registration Statement No. 333-230376 is incorporated by reference.
PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated
August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable
Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable
Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.38 to Registrant's
Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ii)
Form of Annuity Endorsement – Inherited Nonqualified Stretch (Form 115909) filed electronically as Exhibit 4.2 to
Registrant’s initial Registration Statement File No.333-237302 is incorporated by reference.

(iii)
Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(iv)
Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to
Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

(v)
Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about
Jan. 2, 2007, is incorporated by reference.

(vi)
Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable
Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(vii)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to
Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(viii)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant's
Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ix)
Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s
Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(x)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.61 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xi)
Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.62 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(e)
Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(f)	(i)	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.
(ii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(iii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to
Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein
Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance
Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management
Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s
Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus
Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(vii)
Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

(viii)
Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust,
Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ix)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource
Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24,
2008 is incorporated by reference herein.

(x)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and
Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference.

(xi)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective
Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xii)
Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia
Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to
RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or
about April 24, 2008 is incorporated by reference herein.

(xiii)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells
Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42
to Registration Statement No. 333-79311 is incorporated by reference.

(xiv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock
Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account
10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment
Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource
Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xvi)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s
Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and
RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4 to
Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xviii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell &
Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective
Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(xx)
Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference

(xxi)
Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life
Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement
Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration
Statement No. 333-79311 is incorporated by reference.

(xxii)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company,
Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason
Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly
Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc.
(formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services,
LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is
incorporated herein by reference.

(xxiii)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan
Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and
IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration
Statement No. 333-79311 is incorporated herein by reference..

(xxiv)
Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and
INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10
to Registration Statement No. 333-79311 is incorporated herein by reference..

(i)		Not Applicable.
(j)		Not Applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Not applicable.

(p)
Power of Attorney to sign Amendment to this Registration Statement, dated Sept. 6, 2023, filed electronically as Exhibit (p)
to RiverSource Variable Account 10’s Post -Effective Amendment 20 to Registration Statement File No. 333-230376, is
incorporated herein by reference.

101	Not applicable.
Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Stephen R. Wolfrath		Director, Vice President – Insurance and Annuities Product Development and Management
John R. Hutt		Director
Brian E. Hartert		Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
CREAD Ventures AIV, L.P.[12]	Delaware
LCFRE Nashville Carothers Holdings, LLC	Delaware
LCFRE Nashville Carothers GP, L.P.	Delaware
LCFRE Nashville Carothers (TN), LP	Delaware
Lionstone Commercial Real Estate Alpha Driver Partners, L.P.	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Oregon Real Estate One, L.P.[12]	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[6]	Texas
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP Tower V Investors, L.P.[13]	Delaware
Lionstone RDP Co-Investment Fund 1 GP, LLC	Delaware
Lionstone RDP Co-Investment Fund 1, LP	Delaware
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Canada Holdings, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.9†	Luxembourg
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP9	Scotland
Columbia Threadneedle PE Co-Investment FP LP9	Scotland
Columbia Threadneedle Real Estate Partners LLP[10]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP

Parent Company /Subsidiary Name	Jurisdiction
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware
TAM UK International Holdings Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer

3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
5
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
6
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
7
Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), Lionstone Oregon Real Estate One, L.P. (32.43%), California State Teachers’ Retirement System (32.43%) and State of Wisconsin Investment Board (32.43%)
8
Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
9
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
10
Columbia ThreadneedleTreasury Limited holds 1 unit
11
One-third of this entity is owned by American Express Travel Related Services.
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
Lori Arrell	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,452,683	None	None	None
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Company (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on October 13, 2023.
RiverSource Variable Account 10
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on October 13, 2023.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on October 13, 2023.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ John R. Hutt	Director
John R. Hutt
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023 filed electronically as Exhibit (p) to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File No.333-230376, is incorporated herein by reference, by

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 7
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
Supplement for RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed on or after June 22, 2020)
The prospectus for:
RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed on or after June 22, 2020) dated May 1, 2023, filed electronically with Post-Effective Amendment No.5 is incorporated by reference to this Post-Effective Amendment No.6.
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2023 (as amended Sept. 29, 2023) filed electronically as Part B to Post-Effective Amendment No. 4 to Registration Statement No. 333-230376, is incorporated by reference.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm